SUBSEQUENT EVENTS (Details Narrative)											3 Months Ended	12 Months Ended
	Aug. 23, 2023 USD ($)	Aug. 16, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 20, 2023 USD ($) $ / shares	Jul. 19, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jul. 05, 2023 USD ($) $ / shares shares	Sep. 21, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 12, 2022 USD ($)	Sep. 18, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jul. 05, 2023 AUD ($)	Jul. 01, 2023 $ / shares	Nov. 03, 2022 USD ($)	Aug. 16, 2022 $ / shares
Subsequent Event [Line Items]
Principal amount												$ 168,200	$ 1,000
Penalty amount												30,000
Debt instrument unamortized discount												$ 38,994	$ 31,669
Common stock, par value | $ / shares												$ 0.001	$ 0.001
Deemed dividend												$ 466,273	$ 700,340
Accrued interest												16,632	8,000
Conversion fees												1,838
Debt instrument unamortized premium												$ 91,171	313,127
Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant, exercise price | $ / shares												$ 0.011
New issuance, shares | shares												2,282,000
Warrant [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares																	$ 10
Deemed dividend												$ 142,575
GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Accrued interest												2,945
Letter Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Settlement of convertible debt												$ 143,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage												18.00%
Debt instrument unamortized discount												$ 232,674	452,308
Accrued interest												22,749
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount																$ 125,000
Debt instrument, interest rate, stated percentage																10.00%
Settlement of convertible debt												142,908
Debt instrument unamortized discount																$ 25,000
Accrued interest												22,749
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount								$ 71,500	$ 71,500	$ 93,000		$ 75,300
Debt instrument maturity date								Mar. 21, 2024		Aug. 12, 2023
Debt instrument, interest rate, stated percentage								8.00%	8.00%	8.00%
Debt instrument debt default interest rate								24.00%
Percentage of outstanding shares of common stock								4.99%		4.99%
Penalty amount								$ 250
Debt instrument unamortized discount								4,000	$ 4,000	$ 5,000
Legal fees								$ 2,500		$ 3,000
Conversion price, description								Such note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share.		The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share.
Debt instrument increase principal percentage									20.00%
Accrued interest													$ 4,263
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate								110.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate									125.00%
Penalty amount								$ 500
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount											$ 98,954
Debt instrument increase interest rate			18.00%
New issuance, shares | shares											4,898,307
Debt instrument contractual conversion price | $ / shares															$ 0.02
Accrued interest											$ 7,071
Conversion fees											1,277
Debt instrument unamortized premium											$ 21,737
Subsequent Event [Member] | Loans Payable [Member]
Subsequent Event [Line Items]
Principal amount			$ 132,000
Debt instrument maturity date			Nov. 15, 2023
Debt instrument, interest rate, stated percentage			10.00%
Debt instrument, discount amount			$ 120,000
Debt instrument description			The Company has the right to prepay the principal and accrued but unpaid interest due under the Promissory Note, together with any other amounts that the Company may owe the August 2023 Lender under the terms of the Promissory Note, on or before September 14, 2023 at a 110% premium of the face amount plus accrued and unpaid interest and any other amounts owed to the August 2023 Lender, which increases to (i) 120% if prepaid after such date, but on or before October 14, 2023, and (ii) 130% if prepaid after October 14, 2023, unless the Company and the Lender agree to otherwise effect repayment.
Subsequent Event [Member] | Letter Agreement [Member]
Subsequent Event [Line Items]
Principal amount							$ 153,256							$ 230,000
Term of agreement							3 years
Debt instrument maturity date							Jul. 05, 2026
Debt instrument, interest rate, stated percentage							10.00%							10.00%
Issue of warrants | shares							15,000,000
Warrant, exercise price | $ / shares							$ 0.01
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage		8.00%
Debt instrument description		The conversion price for the above notes shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. The Company treats this convertible notes as stock settled debt under ASC 480.
Debt instrument debt default interest rate		35.00%
Percentage of outstanding shares of common stock		150.00%
Debt default amount percentage		22.00%
Penalty amount		$ 1,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate		110.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate		129.00%
Percentage of outstanding shares of common stock		9.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July Six Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Subsequent Event [Line Items]
Principal amount						$ 65,000
Debt instrument maturity date						Jun. 29, 2024
Debt issuance costs						$ 5,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | July Nineteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Subsequent Event [Line Items]
Principal amount					$ 45,000
Debt instrument maturity date					Jul. 19, 2024
Debt issuance costs					$ 5,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | August Sixteen Twenty Twenty Three Thousand Eighthundred Diagonal Note [Member]
Subsequent Event [Line Items]
Principal amount		$ 55,000
Debt instrument maturity date		Aug. 16, 2024
Debt issuance costs		$ 5,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Principal amount	$ 77,500
Debt instrument maturity date	Feb. 23, 2024
Debt instrument, interest rate, stated percentage	8.00%
Debt instrument debt default interest rate	24.00%
Debt instrument unamortized discount	$ 5,000
Legal fees	$ 2,500
Conversion price, description	The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. The initial conversion price for the GS Capital Note is equal to $0.04 per share (the “Fixed Price”), provided that the Fixed Price will be reduced to $0.02 per share in the event that the market price of the Common Stock trades below $0.03 per share for five consecutive trading days. In the event of a default under the Note and unless the Fixed Price is lower, such conversion price will equal the lowest trading price of the Common Stock for the ten trading days immediately preceding such default, which price is subject to re-adjustment every thirty calendar days during the period in which the Company remains in default. Pursuant to the Note, in the event that such conversion price is below the par value of the Common Stock, the Company has agreed to take all steps to reduce such par value or conduct a reverse split of its Common Stock, as applicable. Notwithstanding the foregoing, such conversion price and lookback periods are subject to adjustment in favor of the Investor in the event the Company issues securities to another party with more favorable conversion terms, and such conversions are subject to a 4.99% beneficial ownership limitation (which may be increased to 9.9% upon 60 days’ prior written notice from the holder of the Note) and adjustments for mergers, consolidations, reorganizations and similar events set forth in the Note, other than a transfer or sale of all or substantially all Company assets. Pursuant to the Note, the Company is required to maintain an initial reserve of at least 400% of the number of Conversion Shares, subject to any increase of such reserved amount to reflect the Company’s obligations under the Note.
Debt instrument increase principal percentage	20.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate	110.00%
Penalty amount	$ 250
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument debt default interest rate	125.00%
Penalty amount	$ 500
Subsequent Event [Member] | Common Stock Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Agreement term				24 months
Drawdown description				pursuant to a Drawdown Notice cannot exceed the lesser of (i) 200% of the average daily traded value of the Common Stock during the five (5) business days immediately preceding a Drawdown Notice or (ii) $200,000; provided that in no event may a Drawdown Notice be for less than $5,000, exceed 52,500,000 Shares or cause the Investor’s ownership to exceed 4.99% of the outstanding number of shares of Common Stock immediately prior to the issuance of such Shares. The actual amount of proceeds that the Company will receive in connection with each Drawdown Notice is determined under the Equity Line Agreement by multiplying the number of Shares to be sold by the applicable purchase price per share, which is equal to 85% of the lowest traded price of the Common Stock during the 7 business days immediately following the Clearing Date, less Clearing Costs (as each such term is defined in the Equity Line Agreement).
Subsequent Event [Member] | Common Stock Purchase Agreement [Member] | Maximum [Member] | Investor [Member]
Subsequent Event [Line Items]
Sale of stock, value				$ 5,000,000
Common stock, par value | $ / shares				$ 0.001